Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	$ 14,237	$ (35,367)	$ (98,667)
Deferred tax assets	185,691	194,552	226,716	$ 6,613	$ 212,372
Deferred tax liabilities	(310,427)	(309,129)	(308,759)	$ (11,055)	$ (174,293)
Deferred tax assets unrealized loss on inventories [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	12,700	7,232	9,132
Effects on initial application of IFRS 9 and IFRS 15			(770)
Recognized in profit or loss	3,263	5,468	(1,130)
Ending balance	15,963	12,700	7,232
Property, plant and equipment, deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	38,668	64,183	55,494
Recognized in profit or loss	(2,267)	(25,515)	8,689
Ending balance	36,401	38,668	64,183
Provisions [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	5,600	12,396	21,643
Recognized in profit or loss	(2,922)	(6,796)	(9,247)
Ending balance	2,678	5,600	12,396
Deferred tax assets deferred revenue [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	27,650	34,156	39,485
Recognized in profit or loss	(6,506)	(6,506)	(5,329)
Ending balance	21,144	27,650	34,156
Net defined benefit liability [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	92,612	100,743	78,451
Recognized in profit or loss	(4,089)	(3,948)	7,889
Recognized in other comprehensive income	10,398	(4,183)	14,403
Ending balance	98,921	92,612	100,743
Unrealized exchange losses deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	17,296	3,575	8,167
Effects on initial application of IFRS 9 and IFRS 15			144
Recognized in profit or loss	(7,381)	13,721	(4,736)
Ending balance	9,915	17,296	3,575
Investment tax credit [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance		4,420
Recognized in profit or loss		(4,420)	4,420
Ending balance			4,420
Other [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	26	11
Recognized in profit or loss	643	15	11
Ending balance	669	26	11
Deferred tax asset [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	194,552	226,716	212,372
Effects on initial application of IFRS 9 and IFRS 15			(626)
Recognized in profit or loss	(19,259)	(27,981)	567
Recognized in other comprehensive income	10,398	(4,183)	14,403
Ending balance	185,691	194,552	226,716
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(288,980)	(281,594)	(174,293)
Recognized in profit or loss	33,496	(7,386)	(107,301)
Ending balance	(255,484)	(288,980)	(281,594)
Deferred tax liabilities, contract assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Effects on initial application of IFRS 9 and IFRS 15			(8,067)
Recognized in profit or loss			8,067
Financial assets at fair value through other comprehensive income [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(20,149)	(27,165)
Effects on initial application of IFRS 9 and IFRS 15			(8,636)
Recognized in other comprehensive income	(34,794)	7,016	(18,529)
Ending balance	(54,943)	(20,149)	(27,165)
Deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(309,129)	(308,759)	(174,293)
Effects on initial application of IFRS 9 and IFRS 15			(16,703)
Recognized in profit or loss	33,496	(7,386)	(99,234)
Recognized in other comprehensive income	(34,794)	7,016	(18,529)
Ending balance	$ (310,427)	$ (309,129)	$ (308,759)